Annual Fund Operating Expenses	Dec. 31, 2024
T-REX 2X LONG GME DAILY TARGET ETF | T-REX 2X LONG GME DAILY TARGET ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	1.50%	[3]
T-REX 2X LONG HOOD DAILY TARGET ETF | T-REX 2X LONG HOOD DAILY TARGET ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.05%	[4]
Other Expenses (as a percentage of Assets):	0.00%	[5]
Expenses (as a percentage of Assets)	1.05%	[6]
T-REX 2X LONG DJT DAILY TARGET ETF | T-REX 2X LONG DJT DAILY TARGET ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.05%	[7]
Other Expenses (as a percentage of Assets):	0.00%	[8]
Expenses (as a percentage of Assets)	1.05%	[9]
T-REX 2X LONG MARA DAILY TARGET ETF | T-REX 2X LONG MARA DAILY TARGET ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%	[10]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[11]
Expenses (as a percentage of Assets)	1.50%	[12]
T-REX 2X INVERSE MARA DAILY TARGET ETF | T-REX 2X INVERSE MARA DAILY TARGET ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%	[13]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[14]
Expenses (as a percentage of Assets)	1.50%	[15]
T-REX 2X LONG RBLX DAILY TARGET ETF | T-REX 2X LONG RBLX DAILY TARGET ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.05%	[16]
Other Expenses (as a percentage of Assets):	0.00%	[17]
Expenses (as a percentage of Assets)	1.05%	[18]
T-REX 2X INVERSE PLTR DAILY TARGET ETF | T-REX 2X INVERSE PLTR DAILY TARGET ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%	[19]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[20]
Expenses (as a percentage of Assets)	1.50%	[21]
T-REX 2X LONG ARM DAILY TARGET ETF | T-REX 2X LONG ARM DAILY TARGET ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.05%	[22]
Other Expenses (as a percentage of Assets):	0.00%	[23]
Expenses (as a percentage of Assets)	1.05%	[24]
T-REX 2X LONG SHOP DAILY TARGET ETF | T-REX 2X LONG SHOP DAILY TARGET ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%	[25]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[26]
Expenses (as a percentage of Assets)	1.50%	[27]
T-REX 2X INVERSE SHOP DAILY TARGET ETF | T-REX 2X INVERSE SHOP DAILY TARGET ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%	[28]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[29]
Expenses (as a percentage of Assets)	1.50%	[30]
T-REX 2X INVERSE AMD DAILY TARGET ETF | T-REX 2X INVERSE AMD DAILY TARGET ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%	[31]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[32]
Expenses (as a percentage of Assets)	1.50%	[33]
T-REX 2X INVERSE BA DAILY TARGET ETF | T-REX 2X INVERSE BA DAILY TARGET ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%	[34]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[35]
Expenses (as a percentage of Assets)	1.50%	[36]
T-REX 2X LONG SNOW DAILY TARGET ETF | T-REX 2X LONG SNOW DAILY TARGET ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%	[37]
Other Expenses (as a percentage of Assets):	0.00%	[38]
Expenses (as a percentage of Assets)	1.50%	[39]
T-REX 2X INVERSE SNOW DAILY TARGET ETF | T-REX 2X INVERSE SNOW DAILY TARGET ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%	[40]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[41]
Expenses (as a percentage of Assets)	1.50%	[42]
T-REX 2X LONG AVGO DAILY TARGET ETF | T-REX 2X LONG AVGO DAILY TARGET ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%	[43]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[44]
Expenses (as a percentage of Assets)	1.50%	[45]
T-REX 2X INVERSE AVGO DAILY TARGET ETF | T-REX 2X INVERSE AVGO DAILY TARGET ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%	[46]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[47]
Expenses (as a percentage of Assets)	1.50%	[48]
T-REX 2X LONG PANW DAILY TARGET ETF | T-REX 2X LONG PANW DAILY TARGET ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%	[49]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[50]
Expenses (as a percentage of Assets)	1.50%	[51]
T-REX 2X INVERSE PANW DAILY TARGET ETF | T-REX 2X INVERSE PANW DAILY TARGET ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%	[52]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[53]
Expenses (as a percentage of Assets)	1.50%	[54]
T-REX 2X LONG TSM DAILY TARGET ETF | T-REX 2X LONG TSM DAILY TARGET ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%	[55]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[56]
Expenses (as a percentage of Assets)	1.50%	[57]
T-REX 2X INVERSE TSM DAILY TARGET ETF | T-REX 2X INVERSE TSM DAILY TARGET ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%	[58]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[59]
Expenses (as a percentage of Assets)	1.50%	[60]
T-REX 2X LONG SQ DAILY TARGET ETF | T-REX 2X LONG SQ DAILY TARGET ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%	[61]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[62]
Expenses (as a percentage of Assets)	1.50%	[63]
T-REX 2X INVERSE SQ DAILY TARGET ETF | T-REX 2X INVERSE SQ DAILY TARGET ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%	[64]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[65]
Expenses (as a percentage of Assets)	1.50%	[66]
T-REX 2X INVERSE COIN DAILY TARGET ETF | T-REX 2X INVERSE COIN DAILY TARGET ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%	[67]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[68]
Expenses (as a percentage of Assets)	1.50%	[69]
T-REX 2X LONG APPLE DAILY TARGET ETF | T-REX 2X LONG APPLE DAILY TARGET ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.05%	[70]
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.05%	[71]
T-REX 2X INVERSE APPLE DAILY TARGET ETF | T-REX 2X INVERSE APPLE DAILY TARGET ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%	[72]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[73]
Expenses (as a percentage of Assets)	1.50%	[74]
T-REX 2X LONG ALPHABET DAILY TARGET ETF | T-REX 2X LONG ALPHABET DAILY TARGET ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.05%	[75]
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.05%	[76]
T-REX 2X INVERSE ALPHABET DAILY TARGET ETF | T-REX 2X INVERSE ALPHABET DAILY TARGET ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%	[77]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[78]
Expenses (as a percentage of Assets)	1.50%	[79]
T-REX 2X LONG MICROSOFT DAILY TARGET ETF | T-REX 2X LONG MICROSOFT DAILY TARGET ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.05%	[80]
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.05%	[81]
T-REX 2X INVERSE MICROSOFT DAILY TARGET ETF | T-REX 2X INVERSE MICROSOFT DAILY TARGET ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%	[82]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[83]
Expenses (as a percentage of Assets)	1.50%	[84]

[1]	Under the Investment Advisory Agreement, Tuttle Capital Management LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[2]	Other Expenses are estimated for the Fund’s initial fiscal year.
[3]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example. The total indirect cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is estimated to be 0.189% for the fiscal period ending December 31, 2025.
[4]	Under the Investment Advisory Agreement, Tuttle Capital Management LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[5]	Other Expenses are estimated for the Fund’s initial fiscal year.
[6]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example. The total indirect cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is estimated to be 0.189% for the fiscal period ending July 31, 2025.
[7]	Under the Investment Advisory Agreement, Tuttle Capital Management LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[8]	Other Expenses are estimated for the Fund’s initial fiscal year.
[9]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example. The total indirect cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is estimated to be 0.189% for the fiscal period ending July 31, 2025.
[10]	Under the Investment Advisory Agreement, Tuttle Capital Management LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[11]	Other Expenses are estimated for the Fund’s initial fiscal year.
[12]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example. The total indirect cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is estimated to be 0.189% for the fiscal period ending December 31, 2025.
[13]	Under the Investment Advisory Agreement, Tuttle Capital Management LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[14]	Other Expenses are estimated for the Fund’s initial fiscal year.
[15]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example. The total indirect cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is estimated to be 0.189% for the fiscal period ending December 31, 2025.
[16]	Under the Investment Advisory Agreement, Tuttle Capital Management LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[17]	Other Expenses are estimated for the Fund’s initial fiscal year.
[18]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example. The total indirect cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is estimated to be 0.189% for the fiscal period ending July 31, 2025.
[19]	Under the Investment Advisory Agreement, Tuttle Capital Management LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[20]	Other Expenses are estimated for the Fund’s initial fiscal year.
[21]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example. The total indirect cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is estimated to be 0.189% for the fiscal period ending December 31, 2025.
[22]	Under the Investment Advisory Agreement, Tuttle Capital Management LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[23]	Other Expenses are estimated for the Fund’s initial fiscal year.
[24]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example. The total indirect cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is estimated to be 0.189% for the fiscal period ending July 31, 2025.
[25]	Under the Investment Advisory Agreement, Tuttle Capital Management LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[26]	Other Expenses are estimated for the Fund’s initial fiscal year.
[27]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example. The total indirect cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is estimated to be 0.189% for the fiscal period ending December 31, 2025.
[28]	Under the Investment Advisory Agreement, Tuttle Capital Management LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[29]	Other Expenses are estimated for the Fund’s initial fiscal year.
[30]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example. The total indirect cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is estimated to be 0.189% for the fiscal period ending December 31, 2025.
[31]	Under the Investment Advisory Agreement, Tuttle Capital Management LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[32]	Other Expenses are estimated for the Fund’s initial fiscal year.
[33]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example. The total indirect cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is estimated to be 0.189% for the fiscal period ending December 31, 2025.
[34]	Under the Investment Advisory Agreement, Tuttle Capital Management LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[35]	Other Expenses are estimated for the Fund’s initial fiscal year.
[36]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example. The total indirect cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is estimated to be 0.189% for the fiscal period ending December 31, 2025.
[37]	Under the Investment Advisory Agreement, Tuttle Capital Management LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[38]	Other Expenses are estimated for the Fund’s initial fiscal year.
[39]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example. The total indirect cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is estimated to be 0.189% for the fiscal period ending December 31, 2025.
[40]	Under the Investment Advisory Agreement, Tuttle Capital Management LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[41]	Other Expenses are estimated for the Fund’s initial fiscal year.
[42]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example. The total indirect cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is estimated to be 0.189% for the fiscal period ending December 31, 2025.
[43]	Under the Investment Advisory Agreement, Tuttle Capital Management LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[44]	Other Expenses are estimated for the Fund’s initial fiscal year.
[45]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example. The total indirect cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is estimated to be 0.189% for the fiscal period ending December 31, 2025.
[46]	Under the Investment Advisory Agreement, Tuttle Capital Management LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[47]	Other Expenses are estimated for the Fund’s initial fiscal year.
[48]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example. The total indirect cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is estimated to be 0.189% for the fiscal period ending December 31, 2025.
[49]	Under the Investment Advisory Agreement, Tuttle Capital Management LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[50]	Other Expenses are estimated for the Fund’s initial fiscal year.
[51]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example. The total indirect cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is estimated to be 0.189% for the fiscal period ending December 31, 2025.
[52]	Under the Investment Advisory Agreement, Tuttle Capital Management LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[53]	Other Expenses are estimated for the Fund’s initial fiscal year.
[54]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example. The total indirect cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is estimated to be 0.189% for the fiscal period ending December 31, 2025.
[55]	Under the Investment Advisory Agreement, Tuttle Capital Management LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[56]	Other Expenses are estimated for the Fund’s initial fiscal year.
[57]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example. The total indirect cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is estimated to be 0.189% for the fiscal period ending December 31, 2025.
[58]	Under the Investment Advisory Agreement, Tuttle Capital Management LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[59]	Other Expenses are estimated for the Fund’s initial fiscal year.
[60]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example. The total indirect cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is estimated to be 0.189% for the fiscal period ending December 31, 2025.
[61]	Under the Investment Advisory Agreement, Tuttle Capital Management LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[62]	Other Expenses are estimated for the Fund’s initial fiscal year.
[63]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example. The total indirect cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is estimated to be 0.189% for the fiscal period ending December 31, 2025.
[64]	Under the Investment Advisory Agreement, Tuttle Capital Management LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[65]	Other Expenses are estimated for the Fund’s initial fiscal year.
[66]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example. The total indirect cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is estimated to be 0.189% for the fiscal period ending December 31, 2025.
[67]	Under the Investment Advisory Agreement, Tuttle Capital Management LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[68]	Other Expenses are estimated for the Fund’s initial fiscal year.
[69]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example. The total indirect cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is estimated to be 0.189% for the fiscal period ending December 31, 2025.
[70]	Under the Investment Advisory Agreement, Tuttle Capital Management LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[71]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example. The total indirect cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is estimated to be 0.189% for the fiscal period ending December 31, 2025.
[72]	Under the Investment Advisory Agreement, Tuttle Capital Management LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[73]	Other Expenses are estimated for the Fund’s initial fiscal year.
[74]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example. The total indirect cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is estimated to be 0.189% for the fiscal period ending December 31, 2025.
[75]	Under the Investment Advisory Agreement, Tuttle Capital Management LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[76]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example. The total indirect cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is estimated to be 0.189% for the fiscal period ending December 31, 2025.
[77]	Under the Investment Advisory Agreement, Tuttle Capital Management LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[78]	Other Expenses are estimated for the Fund’s initial fiscal year.
[79]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example. The total indirect cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is estimated to be 0.189% for the fiscal period ending December 31, 2025.
[80]	Under the Investment Advisory Agreement, Tuttle Capital Management LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[81]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example. The total indirect cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is estimated to be 0.189% for the fiscal period ending July 31, 2024.
[82]	Under the Investment Advisory Agreement, Tuttle Capital Management LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[83]	Other Expenses are estimated for the Fund’s initial fiscal year.
[84]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example. The total indirect cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is estimated to be 0.189% for the fiscal period ending December 31, 2025.